Trade Receivables	12 Months Ended
Mar. 31, 2014
Trade Receivables

(2) Trade Receivables

Trade receivables at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013	2014
Notes	¥2,570	1,448
Accounts	24,437	19,084

	27,007	20,532
Less allowance for doubtful accounts	54	128

	¥26,953	20,404